CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Restricted cash	$ 130,595,324	¥ 852,134,486		¥ 514,323,181
Allowance for doubtful accounts of accounts receivable and contract assets	5,928,227	38,681,680	$ 29,564,737	192,909,907
Loans at fair value	243,024,044	1,585,731,888		2,782,332,885
Deposits to institutional cooperators, net	139,145,346	907,923,380		518,720,216
Prepaid expenses and other current assets	61,881,428	403,776,319		707,449,614
Payable to investors at fair value (including RMB3,006,349,475and RMB1,914,183,650 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	293,361,480	1,914,183,650		3,006,349,475
Guarantee liabilities	1,500,326	9,789,626	$ 2,678,207	17,475,303
Financial guarantee derivative	19,991,125	130,442,090
Short-term bank borrowings	53,723,372	350,545,000
Accrued payroll and welfare	5,330,396	34,780,834		63,648,476
Other tax payable	11,199,578	73,077,245		58,085,777
Income tax payable	11,634,774	75,916,903		340,995,447
Accrued expenses and other liabilities	49,616,618	323,748,430		274,439,480
Other non-current liabilities	$ 4,232,175	¥ 27,614,943		42,299,924
Deferred tax liabilities				¥ 1,309,468
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares) | shares	323,117,943	323,117,943	320,667,943	320,667,943
Common shares, shares outstanding (in shares) | shares	323,117,943	323,117,943	320,667,943	320,667,943
Consolidated Trusts
Restricted cash	$ 73,081,167	¥ 476,854,616		¥ 449,978,760
Loans at fair value	243,024,044	1,585,731,888		2,782,332,885
Prepaid expenses and other current assets	1,740,875	11,359,212		37,073,985
Payable to investors at fair value (including RMB3,006,349,475and RMB1,914,183,650 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	293,361,480	1,914,183,650		3,006,349,475
Other tax payable	514,561	3,357,513		2,636,517
Accrued expenses and other liabilities	$ 11,432,340	74,596,014		52,677,466
Consolidated VIEs
Payable to investors at fair value (including RMB3,006,349,475and RMB1,914,183,650 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)		1,914,183,650		3,006,349,475
Guarantee liabilities		0		11,140,899
Financial guarantee derivative		130,442,090		0
Short-term bank borrowings		18,700,000		0
Accrued payroll and welfare		10,017,308		22,677,991
Other tax payable		37,103,700		34,725,447
Income tax payable		48,349,593		227,047,349
Accrued expenses and other liabilities		230,564,165		103,479,695
Other non-current liabilities		1,739,541		26,683,382
Deferred tax liabilities		¥ 0		¥ 688,209